Reconciliation of the Manitowoc Company, Inc. 401(k) Retirement Plan Financial Statements to Form 5500 - Schedule of Reconciliation of Change in Net Assets Available for Benefits (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net additions in net assets available for plan benefits per the financial statements	$ 38,559,227
Common collective trust fund market adjustment	1,026,963
Net additions in net trust assets available for plan benefits per the Form 5500	$ 39,586,190